Reinsurance - Sources of Income Related to Funds Withheld Under Reinsurance Treaties (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Effects of Reinsurance [Line Items]
Other investment expenses on funds withheld assets									$ (100,000,000)		$ (126,000,000)		$ (138,000,000)
Net investment income	$ 739,000,000	$ 640,000,000	$ 692,000,000	$ 690,000,000	$ 856,000,000	$ 837,000,000	$ 801,000,000	$ 930,000,000	2,761,000,000	[1]	3,424,000,000	[1]	2,818,000,000
Policy loans
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									1,339,000,000		1,295,000,000		858,000,000
Other investment expenses on funds withheld assets									(85,000,000)		(107,000,000)		(66,000,000)
Net investment income									1,254,000,000		1,188,000,000		792,000,000
Debt securities | Policy loans
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									680,000,000		762,000,000		490,000,000
Equity securities | Policy loans
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									(34,000,000)		5,000,000		2,000,000
Mortgage loans | Policy loans
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									231,000,000		179,000,000		51,000,000
Policy loans | Policy loans
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									312,000,000		314,000,000		315,000,000
Limited partnerships | Policy loans
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									149,000,000		35,000,000		0
Other invested assets | Policy loans
Effects of Reinsurance [Line Items]
Total investment income on funds withheld assets									1,000,000		0		0
Debt securities, at fair value under the fair value option | Policy loans
Effects of Reinsurance [Line Items]
Investment Income, Operating, Net									(10,000,000)		(3,000,000)		2,000,000
Mortgage loans, at fair value under the fair value option | Policy loans
Effects of Reinsurance [Line Items]
Investment Income, Operating, Net									$ (7,000,000)		$ 0		$ 0

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.